Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 40,367	$ 40,758
Finance lease obligations	24,785	27,736
Stock-based compensation	4,029	2,872
Other	2,093	1,990
Subtotal	71,274	73,356
Less: valuation allowance	0	(391)
Deferred tax assets, net of valuation allowance	71,274	72,965
Deferred tax liabilities:
Contract assets	932	1,524
Property, plant and equipment	124,265	117,768
Other	2,277	1,461
Deferred tax liabilities, gross	127,474	120,753
Net deferred income tax liability	56,200	47,788
Classified as:
Deferred tax asset	0	16,407
Deferred tax liability	(56,200)	(64,195)
Net deferred income tax liability	$ (56,200)	$ (47,788)